INVESTMENTS (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Schedule of Investments [Line Items]
Investments in equity investees	$ 0	¥ 0	$ 1,436,410	¥ 10,000,000	¥ 45,216,118
Shanghai Big Data Cultures Media Co
Schedule of Investments [Line Items]
Equity method investments					6,146,104
Maxline Holdings Limited Maxline
Schedule of Investments [Line Items]
Equity method investments					1,367,285
Shanghai Institute of Visual Art of Fudan University ("SIVA")
Schedule of Investments [Line Items]
Cost method investments			$ 1,436,410	¥ 10,000,000	10,000,000
T3 Entertainment Co., Ltd.
Schedule of Investments [Line Items]
Cost method investments					24,892,921
Smartposting Co, Ltd.
Schedule of Investments [Line Items]
Cost method investments					¥ 2,809,808